CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other Capital Reserves [Member] USD ($)	Other Capital Reserves [Member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2022		¥ 450,782		¥ 735,319		¥ (1,109,010)		¥ (9,322)		¥ 67,769		¥ 109,680		¥ 177,449
IfrsStatementLineItems [Line Items]
Loss for the period						(10,742)				(10,742)		1,281		(9,461)
Foreign currency translation adjustments								(382)		(382)				(382)
Total comprehensive (loss)/income						(10,742)		(382)		(11,124)		1,281		(9,843)
Balance as of June 30, 2024 (US$) at Jun. 30, 2023		450,782		735,319		(1,119,752)		(9,704)		56,645		110,961		167,606
Beginning balance, value at Dec. 31, 2023		450,782		758,775		(1,122,851)		(10,711)		75,995				75,995
IfrsStatementLineItems [Line Items]
Loss for the period						(122)				(122)			$ (17)	(122)
Foreign currency translation adjustments								8,349		8,349				8,349
Total comprehensive (loss)/income						(122)		8,349		8,227				8,227
Issue of shares				11,511						11,511				11,511
Share-based payments (Note 17)				588						588				588
Balance as of June 30, 2024 (US$) at Jun. 30, 2024	$ 62,029	¥ 450,782	$ 106,074	¥ 770,874	$ (154,524)	¥ (1,122,973)	$ (325)	¥ (2,362)	$ 13,254	¥ 96,321			$ 13,254	¥ 96,321